UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

DECEMBER 31, 2006

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  FEBRUARY 13, 2007


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	93
Form 13F Information Table Value Total:	$483,953

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III










            FORM 13F










   AS OF DECEMBER 31, 2006





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AFFILIATED MANAGERS GROUP INC CMN
Common
008252108

2,172,406
                    20,664
X


Walter Harrison
X


ALCATEL SPON ADR SPONSOREDADR CMN
Common
013904305

298,151
                    20,967
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104

21,489,270
                  274,834
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103

21,022,124
                  244,956
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

5,326,386
                    59,800
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES L
Common
02364W105

1,014,827
                    22,442
X


Walter Harrison
X


AMERICAN EAGLE OUTFITTERS INC (NEW)
Common
02553E106

469,398
                    15,040
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205

2,164,746
                  552,231
X


Walter Harrison
X


ANALOG DEVICES INC. CMN
Common
032654105

1,035,405
                    31,500
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

4,570,834
                  359,060
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102

15,656,583
                  397,678
X


Walter Harrison
X


BE AEROSPACE INC CMN
Common
073302101

1,070,856
                    41,700
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103

249,673
                    34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103

894,583
                    30,511
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS AA
Common
111320107

743,130
                    23,000
X


Walter Harrison
X


BROCADE COMMUNICATIONS SYSTEMS INCC
Common
111621108

1,001,620
                  122,000
X


Walter Harrison
X


CA INC CMN
Common
12673P105

3,693,921
                  163,087
X


Walter Harrison
X


CAPITAL CROSSING BANK CMN
Common
140071101

10,654,080
                  358,000
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105

17,239,560
                  224,415
X


Walter Harrison
X


CAREMARK RX INC CMN
Common
141705103

14,780,068
                  258,800
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC. CMN CLASSA
Common
169656105

1,026,000
                    18,000
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101

11,730,224
                  321,376
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101

6,485,181
                  451,300
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300

1,101,896
                    36,045
X


Walter Harrison
X


COMCAST CORPORATION CMN CLASSA NON VOTING
Common
20030N200

1,778,225
                    42,460
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105

3,008,568
                  160,800
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104

1,305,501
                    41,196
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102

6,241,536
                  302,400
X


Walter Harrison
X


ELECTRONIC ARTS CMN
Common
285512109

402,880
                      8,000
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108

22,390,174
                  228,215
X


Walter Harrison
X


EVI CORPORATION SERIES CVOTING PREFERRED STOCK
Preferred
26926Q108

500,000
                  200,000
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109

11,167,161
                  188,031
X


Walter Harrison
X


FIRST REPUBLIC BANK CMN
Common
336158100

13,448,405
                  344,125
X


Walter Harrison
X


FOOT LOCKER, INC. CMN
Common
344849104

2,451,774
                  111,800
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107

27,005,854
                  462,429
X


Walter Harrison
X


HAMPTONS STATE BANK
Common
409584109

349,300
                    34,930
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

6,934,748
                    83,834
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100

3,966,270
                  944,350
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102

1,679,893
                    41,830
X


Walter Harrison
X


INTEGRATED ELECTRICAL SVC INC CMN
Common
45811E301

1,511,492
                    84,963
X


Walter Harrison
X


INTERTAINER INC. PFD SERIES 1
Common
460992068

18,932
                  536,324
X


Walter Harrison
X


ITLA CAP CORP CMN
Common
450565106

15,496,716
                  267,600
X


Walter Harrison
X


J & L ACQUISITION CORP
Common
466990132

1,000,000
                          800
X


Walter Harrison
X


LABORATORY CORPORATION OF AMERCMN
Common
50540R409

1,773,860
                    24,144
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109

1,771,718
                  164,200
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101

713,913
                    24,491
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309

13,942,180
                  497,935
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIESA INTERACTIVE
Common
53071M104

10,533,947
                  488,361
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES A TRACKING
STOCK
Common
53071M302

4,789,262
                    48,880
X


Walter Harrison
X


LONE STAR TECHNOLOGIES INC
Common
542312103

426,008
                      8,800
X


Walter Harrison
X


MARVELL TECHNOLOGY GROUP LTD CMN
Common
G5876H105

1,126,204
                    58,687
X


Walter Harrison
X


MASSEY ENERGY CORP CMN
Common
576206106

6,567,121
                  282,700
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS INC CMN
Common
57772K101

1,125,132
                    36,745
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105

13,029,963
                  165,250
X


Walter Harrison
X


MICRON TECHNOLOGY INC CMN
Common
595112103

547,232
                    39,200
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104

10,291,249
                  344,650
X


Walter Harrison
X


MORGAN STANLEY CMN
Common
617446448

2,802,332
                    34,414
X


Walter Harrison
X


MOTIVE, INC. CMN
Common
61980V107

595,790
                  164,583
X


Walter Harrison
X


NETLIST, INC. CMN
Common
64118P109

408,240
                    42,000
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103

1,462,862
                    90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

3,522,097
                  163,971
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201

1,311,870
                    20,358
X


Walter Harrison
X


NYMEX HOLDINGS INC CMN
Common
62948N104

1,091,288
                      8,800
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309

10,048,928
                  633,602
X


Walter Harrison
X


ORACLE CORPORATION CMN
Common
68389X105

2,041,374
                  119,100
X


Walter Harrison
X


PACIFIC SUNWEAR OF CALIFORNIA INC
Common
694873100

2,313,240
                  118,143
X


Walter Harrison
X


PEABODY ENERGY CORP CMN
Common
704549104

857,217
                    21,213
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104

9,668,667
                  280,170
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

1,884,534
                    54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

449,529
                    11,326
X


Walter Harrison
X


PRICE COMMUNICATIONS CORP NEW CMN
Common
741437305

1,421,464
                    67,528
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101

28,825,595
                  870,338
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

944,750
                    25,000
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101

12,533,967
                  232,498
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305

1,441,967
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402

20,078,198
                  345,699
X


Walter Harrison
X


SAIC, INC. CMN
Common
78390X101

435,855
                    24,500
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

1,163,123
                  218,222
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT CMN
Common
831758107

2,475,776
                  486,400
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

104,821
                    11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209

4,624,673
                  148,799
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105

2,378,071
                  109,186
X


Walter Harrison
X


TRITON THALASSIC TECHNOLOGIES INC
Common
896941101

500,000
                    62,500
X


Walter Harrison
X


TURBOCHEF TECHNOLOGIES, INC. CMN
Common
900006206

621,230
                    36,500
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304

7,494,261
                  207,081
X


Walter Harrison
X


UNDER ARMOUR, INC. CMN CLASSA
Common
904311107

504,500
                    10,000
X






UNITEDHEALTH GROUP INC CMN
Common
91324P102

13,097,493
                  243,765
X






WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108

7,505,190
                  189,000
X






WJG MARITEL CORPORATION (TENN)
Common
92928M107

199,992
                  240,000
X






WTS/DIME BANCORP INC EXP01/01/2059
Common
25429Q110

27,218
                  190,339
X






WYNN RESORTS LTD CMN
Common
983134107

938,500
                    10,000
X






YRC WORLDWIDE INC CMN CLASS.
Common
984249102

4,508,735
                  119,500
X






ZORAN CORP CMN
Common
98975F101

483,954
                    33,193
X


















Total Market Value


483,953,441







